Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12—SUBSEQUENT EVENTS

OID Note Extensions

On July 10, 2024, the Company and the holders of the 20% OID subordinated promissory notes originally issued on August 11, 2023 (see Note 10) entered into amendments to the notes, pursuant to which the parties agreed to extend the maturity date of these notes to October 10, 2024. As additional consideration for the amendments, the Company agreed to increase the outstanding principal by 25% of the outstanding principal amounts of the notes as an amendment fee.

Private Placements of OID Promissory Note and Series D Preferred Shares

On July 3, 2024, the Borrowers and Breadcrumbs executed tranche No. 2 to the OID promissory note issued on June 28, 2024 (see Note 10) in the principal amount of $466,667 for total cash proceeds of $350,000. In connection with such tranche, the Company issued 1,376,599 series D senior convertible preferred shares to Breadcrumbs.

On July 16, 2024, the Borrowers and Breadcrumbs executed tranche No. 3 to the OID promissory note issued on June 28, 2024 (see Note 10) in the principal amount of $233,333 for total cash proceeds of $175,000. In connection with such tranche, the Company issued 688,298 series D senior convertible preferred shares Breadcrumbs.

On August 12, 2024, the Borrowers and Breadcrumbs executed tranche No. 4 to the OID promissory note issued on June 28, 2024 (see Note 10) in the principal amount of $466,667 for total cash proceeds of $350,000. In connection with such tranche, the Company issued 1,376,599 series D senior convertible preferred shares to Breadcrumbs.

ICU Eyewear Foreclosure Sale

The Company is a limited guarantor of an Amended and Restated Credit and Security Agreement (the “Loan Agreement”) that was entered into on September 11, 2023, between AB Lending SPV I LLC d/b/a Mountain Ridge Capital (the “ICU Lender”), ICU Eyewear, Inc. (“ICU Eyewear”), ICU Eyewear Holdings, Inc., and 1847 ICU Holdings Inc. (the “ICU Parties”). Pursuant to the Loan Agreement, the ICU Lender had a security interest in all the assets of ICU Eyewear. ICU Eyewear was in default under the Loan Agreement and, with the approval of the other ICU Parties, consented to a foreclosure by the ICU Lender and private sale of substantially all of its assets in an Article 9 sale process, pursuant to Section 9-610 of the Uniform Commercial Code as in effect in the State of New York and Section 9-610 of the Uniform Commercial Code as in effect in the State of California (the “Asset Sale”). On August 5, 2024, ICU Eyecare Solutions Inc. (“ICU Solutions”), an entity that is not affiliated with the Company, was the successful bidder of the Asset Sale with a cash bid of $4,250,000 (the “Purchase Price”). Pursuant to an agreement dated August 5, 2024 and in consideration for the Purchase Price, the ICU Lender having foreclosed on its security interest in all of the assets of ICU Eyewear then conveyed all of its rights, title, and interest in all of such assets to ICU Solutions.

In connection with the Asset Sale, the Company and the ICU Parties entered into a non-competition agreement pursuant to which the Company and each other ICU Party agreed that, from and after August 5, 2024 and ending on August 5, 2029, it will not own, manage, control, participate in, or in any manner engage in the sale at wholesale or retail of (i) eyewear products, including eyeglasses, sunglasses, reading glasses, frames for eyeglasses, sunglasses, and reading glasses, and (ii) eyewear accessories, including cases, chains, cords and lanyards.

NOTE 19—SUBSEQUENT EVENTS

Public Offering

On February 9, 2024, the Company entered into a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, pursuant to which the Company agreed to issue and sell to such purchasers an aggregate of 140,457 common shares and pre-funded warrants for the purchase of 244,161 common shares at an offering price of $13.00 per common share and $12.87 per pre-funded warrant, pursuant to the Company’s effective registration statement on Form S-1 (File No. 333-276670). On February 14, 2024, the closing of this offering was completed. At the closing, the purchasers prepaid the exercise price of the pre-funded warrants in full. Therefore, the Company received total gross proceeds of $5,000,000. Pursuant to the placement agency agreement, Spartan received a cash transaction fee equal to 8% of the aggregate gross proceeds and reimbursement of certain out-of-pocket expenses. After deducting these and other offering expenses, the Company received net proceeds of approximately $4,460,000.

The pre-funded warrants are exercisable at any time until they are exercised in full at an exercise price of $0.13 per share, which has been pre-paid by the purchasers in full. The exercise price and number of common shares issuable upon exercise will adjust in the event of certain share dividends and distributions, share splits, share combinations, reclassifications or similar events affecting the common shares. Notwithstanding the foregoing, a holder will not have the right to exercise any portion of a pre-funded warrant if the holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the exercise, which such percentage may be increased or decreased by the holder, but not in excess of 9.99%, upon at least 61 days’ prior notice to the Company.

Since the closing of this offering, the Company has issued 38,846 common shares upon the exercise of pre-funded warrants.

OID Note Extension

The Company used a portion of the net proceeds of the public offering to repay $1,250,000 of the 20% OID subordinated promissory notes described in Note 13. Pursuant to a note extension agreement, the maturity date of the remaining notes was extended to the earlier of (i) April 11, 2024 or (ii) the completion of a subsequent financing, in exchange for an additional 20% original issue discount. The Company also subsequently repaid one of the notes in the principal amount of $187,500. Accordingly, the aggregate principal amount of the remaining notes is $2,109,375.

New OID Note

On March 4, 2024, the Company issued a 20% OID subordinated note in the principal amount of $1,250,000 to an accredited investor for a purchase price of $1,000,000. On March 27, 2024, the note was amended and restated to increase the principal amount to $1,562,500 and to increase the purchase price to $1,250,000. On April 9, 2024, the note was further amended and restated to increase the principal amount to $2,500,000 and to increase the purchase price to $2,000,000. This note is due and payable on June 4, 2024; provided, however, that if the Company has filed, prior to such date, a registration statement on Form S-1 relating to a public offering of its equity and the Form S-1 is still being reviewed by the SEC as of such date, then the maturity date will be automatically extended until July 5, 2024 and the principal amount of the note shall be increased to $2,750,000.

The Company may voluntarily prepay the note in full at any time. In addition, if the Company consummates any equity or equity-linked or debt securities issuance, or enters into a loan agreement or other financing, other than certain excluded debt (as defined in the note), then the Company must prepay the note in full. The note is unsecured and has priority over all other unsecured indebtedness, except for certain senior indebtedness (as defined in the note). The note contains customary affirmative and negative covenants and events of default for a loan of this type.

Preferred Dividends

On January 30, 2024, the Company issued 1,734 common shares to the holders of series A senior convertible preferred shares in settlement of $30,494 of accrued dividends.

On January 30, 2024, the Company issued 757 common shares to the holders of series B senior convertible preferred shares in settlement of $13,299 of accrued dividends.

On February 13, 2014, the Company issued 7,632 common shares to a holder of series A senior convertible preferred shares in settlement of $100,475 of accrued dividends.

Preferred Conversions

Subsequent to December 31, 2023, the Company issued 36,530 common shares upon the conversion of 181,212 series A senior convertible preferred shares.

Subsequent to December 31, 2023, the Company issued 22,829 common shares upon the conversion of 91,567 series B senior convertible preferred shares.

Note Conversions

On April 11, 2024, the Company issued 29,759 common shares upon the conversion of the promissory note issued on February 9, 2023 (see Note 14).

On each of April 3, 2024 and April 12, 2024, the Company issued 19,393 common shares upon the conversion of $255,102 one of the secured convertible promissory note issued on October 8, 2021 (see Note 14).